Schedule of Financial Liabilities (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2022		Jun. 30, 2021
ASX convertible notes	[1]	$ 308,100		$ 435,600
ASX convertible notes	[1]	308,100		435,600
Balance at the beginning of the period		435,600	[1]	719,670
Issue of Nasdaq convertible notes		1,846,279		30,000
Interest recognised on convertible notes		544,121
Conversion of debt to equity	[2]	(2,420,400)
Repayment of borrowings		(97,500)		(314,070)
Balance at the end of the period	[1]	$ 308,100		$ 435,600

[1]	The Company has on issue A$308,100 in unsecured convertible notes, including accrued interest. These notes have matured, have a fixed repayment amount and are not accruing further interest. These notes automatically convert to equity upon an ASX listing, however, due to the Company now being listed on Nasdaq the Company is unlikely to pursue an ASX listing, in which case the notes can only be redeemed in cash at their face value plus interest. All convertible notes are due and payable as at reporting date.
[2]	During the year ended 30 June 2022, the Company entered into a convertible note facility agreement (Facility) with certain noteholders for the provision of $2,017,000 in unsecured finance. Interest rate of nil% was provided with conversion to ordinary shares upon the Company listing its shares on the Nasdaq Stock Exchange and at a 20% discount to the listing share price.